AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION        FILE NO. 33-58040
ON JANUARY 26, 1996                                         FILE NO. 811-7476

                          SECURITIES AND EXCHANGE COMMISSION
                                 WASHINGTON, D.C.  20549

                                              FORM N-1A

                           REGISTRATION STATEMENT UNDER THE
                                SECURITIES ACT OF 1933                / /
                            Post-Effective Amendment No. 4                 /x/


                                         AND

                           REGISTRATION STATEMENT UNDER THE
                            INVESTMENT COMPANY ACT OF 1940            / /

                                    Amendment No.                          / /

                                    THE 231 FUNDS
                      (Exact Name of Registrant as Specified in Charter)

                               c/o CONCORD FINANCIAL GROUP, INC.
                                 125 WEST 55TH STREET
                                NEW YORK, NEW YORK 10019
                          (Address of Principal Executive Offices, Zip Code)

           REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 828-3863
RICHARD E. STIERWALT                        Copies to:
c/o CONCORD FINANCIAL GROUP, INC.           CATHY G. O'KELLY
125 WEST 55TH STREET                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
NEW YORK, NEW YORK 10019                    222 NORTH LASALLE STREET, SUITE 2600
(Name and Address of Agent for Service)     CHICAGO, ILLINOIS 60601

                                  DECLARATION PURSUANT TO RULE 24f-2
Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby terminates its declaration of registration of an indefinite number or amount of Shares of beneficial interest in the Fund under the Securities Act of 1933. The Rule 24f-2 Notice for the period from September 1, 1994 through August 25, 1995 (the date the Fund ceased sales of securities) was filed with the Securities and Exchange Commission on or about October 23, 1995.

It is proposed that this filing will become effective (check appropriate box)

                X   immediately upon filing pursuant to paragraph (b); or

                    on (date) pursuant to paragraph (b); or

                    60 days after filing pursuant to paragraph (a)(1); or

                    on (date) pursuant to paragraph (a)(1); or

                    75 days after filing pursuant to paragraph (a)(2); or

                    on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

                    this post-effective amendment designates a new effective date for a previously filed post-effective amendment


       This Post-Effective Amendment is filed for the sole purpose of terminating the declaration made pursuant to Rule 24f-2 under the

Investment Company Act of 1940.



                                     Signatures

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 26th day of January, 1996.


                                              By:    /s/Richard  E.Stierwalt
                                                     Richard E. Stierwalt
                                                           President

     ATTEST:

     /s/ Cathy G. O'Kelly
         Cathy G. O'Kelly
           Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on January 26, 1996 by the following persons in the capacities indicated.

 /s/ Edward S. Bottum                                  Trustee and Chairman
      Edward S. Bottum                                of the Board

     James W. Bodman*                                Trustee
      James W. Bodman

     John M. Boler*                                  Trustee
      John M. Boler

     William P. Carmichael*                          Trustee
      William P. Carmichael

     Floyd L. English*                               Trustee
      Floyd L. English

     Robert J. Lambrix*                              Trustee
      Robert J. Lambrix

     Ella D. Strubel*                                Trustee
      Ella D. Strubel

/s/ Richard E. Stierwalt                             President & Chief
     Richard E. Stierwalt                            Executive Officer

/s/ Martin R. Dean                                   Treasurer (Chief
     Martin R. Dean                                  Financial Officer,
                                                     and Chief Accounting
                                                     Officer)

* Edward S. Bottum signs this document pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 to the Registration Statement of Registrant on Form N-1A filed on or about August 12, 1993 and with Post-Effective Amendment No. 2 filed on or about January 28, 1994.


                                    /s/Edward S. Bottum

                                        Edward S. Bottum